CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Scenarios by Quarter and Year (Details)	Dec. 31, 2021	Dec. 31, 2020
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.00%	0.30%
UK Bank Rate (in percent)	1.43%	0.98%
Unemployment rate (in percent)	3.70%	5.00%
House price growth (in percent)	5.10%	4.20%
Commercial real estate price growth (in percent)	3.70%	2.10%
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	2.90%	0.10%
UK Bank Rate (in percent)	0.85%	0.15%
Unemployment rate (in percent)	4.40%	5.90%
House price growth (in percent)	2.10%	1.10%
Commercial real estate price growth (in percent)	1.20%	(1.10%)
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	2.80%	(0.40%)
UK Bank Rate (in percent)	0.47%	0.05%
Unemployment rate (in percent)	5.60%	7.10%
House price growth (in percent)	(3.10%)	(3.50%)
Commercial real estate price growth (in percent)	(2.60%)	(4.90%)
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	2.10%	(0.80%)
UK Bank Rate (in percent)	0.08%	0.02%
Unemployment rate (in percent)	7.30%	8.80%
House price growth (in percent)	(6.90%)	(7.50%)
Commercial real estate price growth (in percent)	(6.80%)	(9.70%)
Probability-weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	2.80%	(0.10%)
UK Bank Rate (in percent)	0.83%	0.36%
Unemployment rate (in percent)	4.80%	6.30%
House price growth (in percent)	0.60%	(0.20%)
Commercial real estate price growth (in percent)	0.10%	(2.10%)
Base case | 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(10.50%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.50%
House price growth (in percent)		5.90%
Commercial real estate price growth (in percent)		(7.00%)
Base case | 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	7.10%	3.00%
UK Bank Rate (in percent)	0.14%	0.10%
Unemployment rate (in percent)	4.50%	6.80%
House price growth (in percent)	9.80%	(3.80%)
Commercial real estate price growth (in percent)	10.20%	(1.70%)
Base case | 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.70%	6.00%
UK Bank Rate (in percent)	0.81%	0.10%
Unemployment rate (in percent)	4.30%	6.80%
House price growth (in percent)	0.00%	0.50%
Commercial real estate price growth (in percent)	(2.20%)	1.60%
Base case | 2023
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.50%	1.70%
UK Bank Rate (in percent)	1.00%	0.21%
Unemployment rate (in percent)	4.40%	6.10%
House price growth (in percent)	0.00%	1.50%
Commercial real estate price growth (in percent)	(1.90%)	1.10%
Base case | 2024
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.30%	1.40%
UK Bank Rate (in percent)	1.06%	0.25%
Unemployment rate (in percent)	4.40%	5.50%
House price growth (in percent)	0.50%	1.50%
Commercial real estate price growth (in percent)	0.10%	0.60%
Base case | 2025
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.30%
UK Bank Rate (in percent)	1.25%
Unemployment rate (in percent)	4.50%
House price growth (in percent)	0.70%
Commercial real estate price growth (in percent)	0.60%
Base case | First quarter 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(1.30%)	(3.80%)
UK Bank Rate (in percent)	0.10%	0.10%
Unemployment rate (in percent)	4.90%	5.20%
House price growth (in percent)	6.50%	5.50%
Commercial real estate price growth (in percent)	(2.90%)	(6.10%)
Base case | Second quarter 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	5.40%	5.60%
UK Bank Rate (in percent)	0.10%	0.10%
Unemployment rate (in percent)	4.70%	6.50%
House price growth (in percent)	8.70%	4.70%
Commercial real estate price growth (in percent)	3.40%	(2.90%)
Base case | Third quarter 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.10%	3.60%
UK Bank Rate (in percent)	0.10%	0.10%
Unemployment rate (in percent)	4.30%	8.00%
House price growth (in percent)	7.40%	(1.60%)
Commercial real estate price growth (in percent)	7.50%	(2.20%)
Base case | Fourth quarter 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.40%	1.50%
UK Bank Rate (in percent)	0.25%	0.10%
Unemployment rate (in percent)	4.30%	7.50%
House price growth (in percent)	9.80%	(3.80%)
Commercial real estate price growth (in percent)	10.20%	(1.70%)
Base case | First quarter 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.10%
UK Bank Rate (in percent)	0.50%
Unemployment rate (in percent)	4.40%
House price growth (in percent)	8.40%
Commercial real estate price growth (in percent)	8.40%
Base case | Second quarter 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.50%
UK Bank Rate (in percent)	0.75%
Unemployment rate (in percent)	4.30%
House price growth (in percent)	6.10%
Commercial real estate price growth (in percent)	5.20%
Base case | Third quarter 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.50%
UK Bank Rate (in percent)	1.00%
Unemployment rate (in percent)	4.30%
House price growth (in percent)	3.20%
Commercial real estate price growth (in percent)	0.90%
Base case | Fourth quarter 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.30%
UK Bank Rate (in percent)	1.00%
Unemployment rate (in percent)	4.30%
House price growth (in percent)	(0.00%)
Commercial real estate price growth (in percent)	(2.20%)
Base case | First quarter 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(3.00%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.00%
House price growth (in percent)		2.80%
Commercial real estate price growth (in percent)		(5.00%)
Base case | Second quarter 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(18.80%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.10%
House price growth (in percent)		2.60%
Commercial real estate price growth (in percent)		(7.80%)
Base case | Third quarter 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		16.00%
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.80%
House price growth (in percent)		7.20%
Commercial real estate price growth (in percent)		(7.80%)
Base case | Fourth quarter 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(1.90%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		5.00%
House price growth (in percent)		5.90%
Commercial real estate price growth (in percent)		(7.00%)
Upside | 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(10.50%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.30%
House price growth (in percent)		6.30%
Commercial real estate price growth (in percent)		(4.60%)
Upside | 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	7.10%	3.70%
UK Bank Rate (in percent)	0.14%	1.14%
Unemployment rate (in percent)	4.40%	5.40%
House price growth (in percent)	10.10%	(1.40%)
Commercial real estate price growth (in percent)	12.40%	9.30%
Upside | 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	4.00%	5.70%
UK Bank Rate (in percent)	1.44%	1.27%
Unemployment rate (in percent)	3.30%	5.40%
House price growth (in percent)	2.60%	5.20%
Commercial real estate price growth (in percent)	5.80%	3.90%
Upside | 2023
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.40%	1.70%
UK Bank Rate (in percent)	1.74%	1.20%
Unemployment rate (in percent)	3.40%	5.00%
House price growth (in percent)	4.90%	6.00%
Commercial real estate price growth (in percent)	0.70%	2.10%
Upside | 2024
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.30%	1.50%
UK Bank Rate (in percent)	1.82%	1.21%
Unemployment rate (in percent)	3.50%	4.50%
House price growth (in percent)	4.70%	5.00%
Commercial real estate price growth (in percent)	1.00%	0.30%
Upside | 2025
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.40%
UK Bank Rate (in percent)	2.03%
Unemployment rate (in percent)	3.70%
House price growth (in percent)	3.60%
Commercial real estate price growth (in percent)	(0.60%)
Downside | 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(10.60%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.60%
House price growth (in percent)		5.60%
Commercial real estate price growth (in percent)		(8.70%)
Downside | 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	7.10%	1.70%
UK Bank Rate (in percent)	0.14%	0.06%
Unemployment rate (in percent)	4.70%	7.90%
House price growth (in percent)	9.20%	(8.40%)
Commercial real estate price growth (in percent)	8.60%	(10.60%)
Downside | 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.40%	5.10%
UK Bank Rate (in percent)	0.45%	0.02%
Unemployment rate (in percent)	5.60%	8.40%
House price growth (in percent)	(4.90%)	(6.50%)
Commercial real estate price growth (in percent)	(10.10%)	(3.20%)
Downside | 2023
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.30%	1.40%
UK Bank Rate (in percent)	0.52%	0.02%
Unemployment rate (in percent)	5.90%	7.80%
House price growth (in percent)	(7.80%)	(4.70%)
Commercial real estate price growth (in percent)	(7.00%)	(0.80%)
Downside | 2024
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.10%	1.40%
UK Bank Rate (in percent)	0.55%	0.03%
Unemployment rate (in percent)	5.80%	7.00%
House price growth (in percent)	(6.60%)	(3.00%)
Commercial real estate price growth (in percent)	(3.40%)	(0.80%)
Downside | 2025
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.20%
UK Bank Rate (in percent)	0.69%
Unemployment rate (in percent)	5.70%
House price growth (in percent)	(4.70%)
Commercial real estate price growth (in percent)	(0.30%)
Severe downside | 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(10.80%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.80%
House price growth (in percent)		5.30%
Commercial real estate price growth (in percent)		(11.00%)
Severe downside | 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	6.80%	0.30%
UK Bank Rate (in percent)	0.14%	0.00%
Unemployment rate (in percent)	4.90%	9.90%
House price growth (in percent)	9.10%	(11.10%)
Commercial real estate price growth (in percent)	5.80%	(21.40%)
Severe downside | 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.90%	4.80%
UK Bank Rate (in percent)	0.04%	0.00%
Unemployment rate (in percent)	7.70%	10.70%
House price growth (in percent)	(7.30%)	(12.50%)
Commercial real estate price growth (in percent)	(19.60%)	(9.80%)
Severe downside | 2023
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.40%	1.30%
UK Bank Rate (in percent)	0.06%	0.01%
Unemployment rate (in percent)	8.50%	9.80%
House price growth (in percent)	(13.90%)	(10.70%)
Commercial real estate price growth (in percent)	(12.10%)	(3.90%)
Severe downside | 2024
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.00%	1.20%
UK Bank Rate (in percent)	0.08%	0.01%
Unemployment rate (in percent)	8.10%	8.70%
House price growth (in percent)	(12.50%)	(7.60%)
Commercial real estate price growth (in percent)	(5.30%)	(0.80%)
Severe downside | 2025
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.40%
UK Bank Rate (in percent)	0.09%
Unemployment rate (in percent)	7.60%
House price growth (in percent)	(8.40%)
Commercial real estate price growth (in percent)	(0.50%)
Probability-weighted | 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)		(10.60%)
UK Bank Rate (in percent)		0.10%
Unemployment rate (in percent)		4.50%
House price growth (in percent)		5.90%
Commercial real estate price growth (in percent)		(7.20%)
Probability-weighted | 2021
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	7.00%	2.60%
UK Bank Rate (in percent)	0.14%	0.39%
Unemployment rate (in percent)	4.60%	7.00%
House price growth (in percent)	9.60%	(5.20%)
Commercial real estate price growth (in percent)	9.90%	(3.00%)
Probability-weighted | 2022
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.40%	5.50%
UK Bank Rate (in percent)	0.82%	0.42%
Unemployment rate (in percent)	4.70%	7.30%
House price growth (in percent)	(1.40%)	(1.50%)
Commercial real estate price growth (in percent)	(3.90%)	(0.30%)
Probability-weighted | 2023
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.30%	1.60%
UK Bank Rate (in percent)	0.99%	0.43%
Unemployment rate (in percent)	5.00%	6.70%
House price growth (in percent)	(2.30%)	(0.20%)
Commercial real estate price growth (in percent)	(3.70%)	0.30%
Probability-weighted | 2024
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.20%	1.40%
UK Bank Rate (in percent)	1.04%	0.45%
Unemployment rate (in percent)	5.00%	6.00%
House price growth (in percent)	(1.70%)	0.30%
Commercial real estate price growth (in percent)	(1.20%)	(0.10%)
Probability-weighted | 2025
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.30%
UK Bank Rate (in percent)	1.20%
Unemployment rate (in percent)	4.90%
House price growth (in percent)	(1.00%)
Commercial real estate price growth (in percent)	(0.10%)